UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.3%
COMMUNICATIONS 2.3%
TELECOMMUNICATION 0.8%
AT&T	36,624	$1,411,122
TOWERS 1.5%
American Tower Corp.	21,820	2,862,566
TOTAL COMMUNICATIONS		4,273,688
CONSUMER—CYCLICAL 6.7%
AIRLINES 0.7%
Alaska Air Group	14,917	1,298,525
AUTO PARTS EQUIPMENT 1.0%
Delphi Automotive PLC (Jersey)	21,742	1,912,644
MEDIA 4.3%
The Walt Disney Co.	34,433	3,716,698
Twenty-First Century Fox, Class A	126,027	3,417,852
Viacom, Class B	20,163	701,471
		7,836,021
RETAIL 0.7%
Ross Stores	21,554	1,377,731
TOTAL CONSUMER—CYCLICAL		12,424,921
CONSUMER—NON-CYCLICAL 6.0%
AGRICULTURE 3.2%
Altria Group	78,368	5,912,082
FOOD PRODUCTS 1.8%
Kraft Heinz Co/The	20,980	1,934,356
Tyson Foods, Class A	23,455	1,344,909
		3,279,265
RETAIL 1.0%
CVS Caremark Corp.	24,348	1,870,657
TOTAL CONSUMER—NON-CYCLICAL		11,062,004
ELECTRIC—REGULATED ELECTRIC 0.8%
WEC Energy Group	22,259	1,396,975
ENERGY 8.4%
OIL & GAS 7.4%
Anadarko Petroleum Corp.	18,142	916,715
EOG Resources	39,266	3,546,112
Exxon Mobil Corp.	90,167	7,258,444

1

	Number of Shares	Value
Pioneer Natural Resources Co.	10,994	$1,834,459
		13,555,730
OIL & GAS SERVICES 1.0%
Schlumberger Ltd.	27,558	1,917,761
TOTAL ENERGY		15,473,491
FINANCIAL 29.0%
BANKS 12.0%
Bank of America Corp.	310,650	6,961,666
BNP Paribas (EUR) (France)	32,293	2,278,879
Fifth Third Bancorp	76,736	1,821,713
Huntington Bancshares	177,000	2,219,580
PNC Financial Services Group	25,751	3,056,644
Wells Fargo & Co.	112,718	5,764,398
		22,102,880
CREDIT CARD 0.9%
Discover Financial Services	29,800	1,749,260
DIVERSIFIED FINANCIAL SERVICES 7.9%
Ameriprise Financial	14,413	1,740,946
BlackRock	5,529	2,262,688
JPMorgan Chase & Co.	83,878	6,890,578
Morgan Stanley	86,873	3,626,079
		14,520,291
INSURANCE 8.2%
Assurant	17,729	1,737,087
Chubb Ltd. (Switzerland)	39,197	5,612,619
Hartford Financial Services Group	78,701	3,887,042
Lincoln National Corp.	14,878	966,773
MGIC Investment Corp.(a)	85,604	905,690
Prudential Financial	18,826	1,973,906
		15,083,117
TOTAL FINANCIAL		53,455,548
HEALTH CARE 16.5%
BIOTECHNOLOGY 0.7%
Gilead Sciences	20,434	1,325,962
HEALTH CARE EQUIPMENT & SUPPLIES 4.3%
Abbott Laboratories	58,492	2,670,745
Teleflex	11,217	2,243,624

2

	Number of Shares	Value
Zimmer Holdings	24,256	$2,891,558
		7,805,927
HEALTH CARE PROVIDERS & SERVICES 6.1%
Aetna	41,854	6,062,971
Cigna Corp.	32,304	5,208,374
		11,271,345
HEALTHCARE PRODUCTS 1.4%
Johnson & Johnson	20,227	2,594,113
PHARMACEUTICAL 4.0%
Bristol-Myers Squibb Co.	58,860	3,175,497
Pfizer	129,159	4,217,041
		7,392,538
TOTAL HEALTH CARE		30,389,885
INDUSTRIALS 10.2%
AEROSPACE & DEFENSE 1.9%
General Dynamics Corp.	17,118	3,479,233
AIR FREIGHT & COURIERS 3.7%
FedEx Corp.	35,106	6,804,947
DIVERSIFIED MANUFACTURING 4.6%
Eaton Corp. PLC (Ireland)	14,022	1,085,022
General Electric Co.	63,522	1,739,233
Honeywell International	42,411	5,640,239
		8,464,494
TOTAL INDUSTRIALS		18,748,674
MATERIALS 2.2%
CHEMICALS 1.5%
PPG Industries	9,366	996,168
Trinseo SA (Luxembourg)	26,547	1,710,954
		2,707,122
METALS & MINING 0.7%
ArcelorMittal (Luxembourg)(a)	58,600	1,279,824
TOTAL MATERIALS		3,986,946
TECHNOLOGY 10.0%
COMPUTERS 2.2%
Apple	26,148	3,994,369

3

	Number of Shares	Value
INTERNET SERVICE PROVIDER 1.8%
Alphabet, Class A(a)	3,300	$3,257,397
SEMICONDUCTORS 3.5%
Broadcom Ltd. (Singapore)	15,520	3,716,730
Intel Corp.	76,402	2,758,876
		6,475,606
SOFTWARE 1.3%
Cadence Design Systems(a)	69,800	2,452,772
TELECOMMUNICATION EQUIPMENT 1.2%
Cisco Systems	73,082	2,304,275
TOTAL TECHNOLOGY		18,484,419
UTILITIES 5.2%
ELECTRIC UTILITIES 2.6%
NextEra Energy	34,239	4,842,764
REGULATED ELECTRIC 2.6%
Alliant Energy Corp.	116,548	4,833,246
TOTAL UTILITIES		9,676,010
TOTAL COMMON STOCK (Identified cost—$142,109,969)		179,372,561
SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.69%(b)	3,500,000	3,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,500,000)		3,500,000
TOTAL INVESTMENTS (Identified cost—$145,609,969)	99.2%	182,872,561
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	1,457,675
NET ASSETS	100.0%	$184,330,236

Glossary of Portfolio Abbreviations

EUR       Euro Currency

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the fund.

4

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of May 31, 2017.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$179,372,561	$179,372,561	$—	$—
Short-Term Investments	3,500,000	—	3,500,000	—
Total Investments(a)	$182,872,561	$179,372,561	$3,500,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of May 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$145,609,969
Gross unrealized appreciation	$39,015,127
Gross unrealized depreciation	(1,752,535)
Net unrealized appreciation (depreciation)	$37,262,592

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: July 25, 2017